Equity accounted investments- Mimosa (Details) - ZAR (R) R in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
EQUITY-ACCOUNTED INVESTMENTS
Balance at the beginning of the year	R 7,323 [1]	R 7,323	[1]	R 7,148
Impairment		(15,841)		(9,173)		R (47,013)
Balance at end of the year		6,560		7,323	[1]	7,148
Mimosa
EQUITY-ACCOUNTED INVESTMENTS
Balance at the beginning of the year	4,920	4,920		5,146		6,650
Share of results of equity-accounted investee after tax		(148)		(97)		(1,479)
Impairment	R (64)	(64)		0		(423)
Dividends received		(359)		(180)		(208)
Foreign currency translation		(565)		51		606
Balance at end of the year		R 3,784		R 4,920		R 5,146

[1]	Amount for 31 December 2024 was revised (see note 16.2)